MEMBERS Life Insurance Company

Jennifer Kraus-Florin
Associate General Counsel
Office of General Counsel
Phone:	608.665.7415
Fax:	608.236.6588
E-mail:	Jennifer.kraus@cunamutual.com

May 3, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MEMBERS Life Insurance Company
MEMBERS Horizon Variable Separate Account
Rule 497j Filing
File Nos. 333-226804; 811-23092

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2021 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7415.

Sincerely,

/s/Jennifer Kraus-Florin

Jennifer Kraus-Florin

Associate General Counsel